Dividends on Ordinary Capital	12 Months Ended
Dec. 31, 2019
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Dividends on Ordinary Capital
8.	Dividends on ordinary capital
Dividends are recognised on the date that the shareholder’s right to receive payment is established. This is generally the date when the dividend is declared.

Dividends on ordinary capital during the year	€ million 2019	€ million 2018	€ million 2017
NV dividends	(2,352)	(2,262)	(2,154)
PLC dividends	(1,871)	(1,819)	(1,762)

	(4,223)	(4,081)	(3,916)

Four quarterly interim dividends were declared and paid during 2019 totalling €1.62 (2018: €1.52) per NV ordinary share and £1.42 (2018: £1.33) per PLC ordinary share.
A
f
inal quarterly dividend of
€
1,073
million

(2018: €
1,003
million) was declared on 3
0
 January 2020, to be paid in March 2020;
€0.41
per NV ordinary share (2018: €0.39)
and £0.35
per PLC ordinary share (2018: £0.34).
Total dividends declared in relation to 2019 were

€1.64 (2018:

€1.55) per NV ordinary share and

£1.43 (2018:
 £1.35) per PLC ordinary share.